Financial Instruments and Fair Value Disclosures, Concentration of Credit Risk (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues [Abstract]
Maximum aggregate amount of loss due to credit risk	$ 1,638
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer A [Member]
Revenues [Abstract]
Concentration risk, percentage	26.00%	0.00%
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer B [Member]
Revenues [Abstract]
Concentration risk, percentage	21.00%	0.00%
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer C [Member]
Revenues [Abstract]
Concentration risk, percentage	11.00%	0.00%
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer D [Member]
Revenues [Abstract]
Concentration risk, percentage	0.00%	32.00%
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer E [Member]
Revenues [Abstract]
Concentration risk, percentage	0.00%	25.00%
Revenues [Member] | Charterer Concentration Risk [Member] | Charterer F [Member]
Revenues [Abstract]
Concentration risk, percentage	0.00%	22.00%